Stock-based Compensation - Schedule of Equity Incentive Plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Number of shares
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	4,800,000
Exercised (in shares) | shares	0
Forfeited and expired (in shares) | shares	0
Ending balance (in shares) | shares	4,800,000
Average exercise price
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	2.78
Exercised (in dollars per share) | $ / shares	0
Forfeited and expired (in dollars per share) | $ / shares	0
Ending balance (in dollars per share) | $ / shares	$ 2.78
Average remaining contractual period in years	9 years 9 months
Aggregate intrinsic value | $	$ 1,776